Employee Benefit - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) BenefitPlan	Dec. 31, 2018 USD ($)
Compensation And Retirement Disclosure [Abstract]
Number of defined benefit plans | BenefitPlan	2
Total costs of defined benefit plans	$ 287,000	$ 185,000
Plan assets servicing the defined benefit plan	$ 0
Defined contribution plan name	401(k) defined contribution plan
Defined Contribution Plan, Sponsor Location [Extensible List]	us-gaap:DomesticPlanMember
Expense for 401 (k) plan	$ 54,000	$ 0